Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current
Current provisions	$ 1,420.5		₨ 107,664.6	₨ 128,481.8
Non-current
Non-current provisions	1,709.5		129,558.9	136,067.5
Employee benefits obligations [Member]
Non-current
Non-current provisions	147.6		11,187.3	9,799.9
Product warranty [Member]
Current
Current provisions	894.6		67,808.8	74,159.9
Non-current
Non-current provisions	1,445.1		109,527.6	111,878.8
Balance at the beginning	2,454.6	₨ 186,038.7
Provision made during the year	996.1	75,505.4
Provision used during the year	(1,094.1)	(82,921.6)
Impact of unwind of discounting	11.6	876.6
Currency translation	(28.5)	(2,162.6)
Balance at the end	2,339.7	177,336.5
Current	894.6		67,808.8
Non-current	1,445.1		109,527.6
Legal and product liability [Member]
Current
Current provisions	330.5		25,046.5	19,958.2
Non-current
Non-current provisions	52.4		3,968.0	7,173.6
Balance at the beginning	358.0	27,131.8
Provision made during the year	206.7	15,664.7
Provision used during the year	(179.9)	(13,631.4)
Currency translation	(1.9)	(150.6)
Balance at the end	382.9	29,014.5
Current	330.5		25,046.5
Non-current	52.4		3,968.0
Provision for residual risk [Member]
Current
Current provisions	16.1		1,217.5	2,422.5
Non-current
Non-current provisions	25.5		1,930.5	4,251.3
Balance at the beginning	88.0	6,673.8
Provision made/(reversed) during the year	(45.3)	(3,434.5)
Provision used during the year	(1.2)	(101.8)
Currency translation	0.1	10.5
Balance at the end	41.6	3,148.0
Current	16.1		1,217.5
Non-current	25.5		1,930.5
Provision for environmental liability [Member]
Current
Current provisions	3.8		289.2	351.5
Non-current
Non-current provisions	29.8		2,258.6	2,255.9
Balance at the beginning	34.4	2,607.4
Provision made/(reversed) during the year	0.3	24.0
Provision used during the year	(0.9)	(66.4)
Currency translation	(0.2)	(17.2)
Balance at the end	33.6	2,547.8
Current	3.8		289.2
Non-current	29.8		2,258.6
Employee related and other provisions [Member]
Current
Current provisions	14.3		1,087.4	10,896.1
Other provisions [Member]
Non-current
Non-current provisions	9.1		686.9	708.0
Provision for onerous contracts [Member]
Current
Current provisions	15.6		1,179.0	1,174.4
Non-current
Balance at the beginning	15.5	1,174.4
Provision made/(reversed) during the year	1.1	82.2
Provision used during the year	(1.0)	(77.6)
Balance at the end	15.6	1,179.0
Current	15.6		1,179.0
Restructuring provision [member]
Current
Current provisions	145.6		11,036.2	₨ 19,519.2
Non-current
Balance at the beginning	257.5	19,519.2
Provision made during the year	112.3	8,510.3
Provision used during the year	(223.2)	(16,920.5)
Currency translation	(1.0)	(72.8)
Balance at the end	145.6	₨ 11,036.2
Current	$ 145.6		₨ 11,036.2